CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income/(loss)	¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation of property, equipment and software	60,985	8,355	50,732	68,807
Amortization of intangible assets and land use rights	3,986	546	3,510	1,950
Share of results of equity investees	0	0	9,165	0
Realized gains from investments	(25,302)	(3,466)	(31,230)	(42,264)
Disposal (gain)/loss on assets	4,828	661	2,724	(21,374)
Share-based compensation	53,217	7,290	58,353	122,654
Fair value change of investments	(12,860)	(1,762)	(2,065)	13,232
Allowance for expected credit losses	1,800	247	10,807	0
Write-down of inventory	26,885	3,683	1,453	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	421,047	57,683	210,018	(56,401)
Operating lease right-of-use assets	128,465	17,600	41,262	37,873
Operating lease liabilities	(128,269)	(17,573)	(41,529)	(24,462)
Deferred revenue	848,272	116,213	278,288	(36,885)
Prepaid expenses and other current assets	(14,258)	(1,953)	(182,561)	(12,294)
Income tax payable	(3,613)	(495)	2,485	1,793
Other assets	(66,958)	(9,173)	(52,244)	6,532
Deferred tax assets	11,312	1,550	4,367	(15,679)
Deferred tax liabilities	(2,576)	(353)	(2,540)	(2,109)
Net cash generated from operating activities	258,007	35,347	353,697	54,545
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(14,635,262)	(2,005,023)	(19,314,820)	(29,317,782)
Proceeds from maturity of short-term investments	15,390,281	2,108,460	20,035,335	29,249,349
Purchase of property, equipment and software	(178,219)	(24,416)	(40,800)	(18,952)
Payment for asset acquisition	(1,696)	(232)	0	(15,000)
Purchase of long-term investments	(170,860)	(23,408)	(1,113,179)	0
Short-term loans to a third party	(540,000)	(73,980)	(600,000)	(612,000)
Repayment of short-term loans from a third party	719,200	98,530	498,800	534,000
Proceeds from redemption of long-term investments	37,027	5,073	110,594	0
Proceeds from disposal of property, equipment and software	350	48	92	22,000
Net cash (used in )/generated from investing activities	620,821	85,052	(423,978)	(158,385)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	0	0	12	0
Repurchase of ordinary shares	(205,302)	(28,126)	(90,492)	0
Net cash used in financing activities	(205,302)	(28,126)	(90,480)	0
Effect of exchange rate changes	(17,139)	(2,349)	10,781	26,650
Net (decrease)/increase in cash, cash equivalents and restricted cash	656,387	89,924	(149,980)	(77,190)
Cash, cash equivalents and restricted cash at beginning of the year	669,953	91,783	819,933	897,123
Cash, cash equivalents and restricted cash at end of the year	1,326,340	181,707	669,953	819,933
Supplemental schedule of cash flow information
Income taxes paid	3,293	451	1,437	20,217
Non-cash investing and financing activity
Payables for purchase of property, equipment and software	4,938	677	4,589	413
Right-of-use assets in exchange for new lease liabilities	¥ 639,386	$ 87,596	¥ 156,534	¥ 38,953